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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael F. Goss
Title:   Managing Director, Chief Financial Officer and Secretary
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Michael F. Goss              Boston, Massachusetts             11/14/05
-----------------------          -------------------------         ------------
      [Signature]                     [City, State]                   [Date]

*Bain Capital Investors, LLC is the general partner of Bain Capital Partners VI, L.P., which is the (i) general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P. and (ii) administrative member of DP Investors I, LLC.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number           Name
        28-
        ----------------------
        [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  4

Form 13F Information Table Entry Total:             8

Form 13F Information Table Value Total:     1,127,104
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number      Name

      1       28-11264                  Bain Capital Fund VI, L.P.

      2       28-11209                  Bain Capital VI Coinvestment Fund, L.P.

      3       28-11188                  Bain Capital Partners VI, L.P.

      4       28-11210                  DP Investors I, LLC

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                          Bain Capital Investors, LLC.
                    Form 13F Information Table as of 9/30/05

-------------------------------------------------------------------------------------------------------------------------
        Column 1          Column 2  Column 3    Column 4        Column 5   Column 6    Column 7            Column 8
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       Voting Authority
                          Title of              Shares or       Value     Investment    Other        --------------------
 Name of Issuer            Class     Cusip     Prn Amount      (x$1000)   Discretion   Managers      Sole   Shared   None
-------------------------------------------------------------------------------------------------------------------------
Dominos Pizza Inc.          Com     25754A201  24,136,754  SH   562,869      Sole                     X
                                                  853,410  SH    19,902     Other                             X
Instinet Group Inc.         Com     457750107   8,646,589  SH    42,974      Sole                     X
                                                1,477,279  SH     7,342    Defined                    X
Marketaxess Hldgs Inc.      Com     57060D108      57,974  SH       788      Sole                     X
SMTC Corp                   Com     832682207     641,420  SH     1,552      Sole                     X
Warner Music Group Corp.    Com     934550104  24,090,064  SH   445,907      Sole                     X
Eschelon Telecom, Inc.      Com     296290109   3,670,394  SH    45,770      Sole                     X